Equity - Summary of Classes of Preferred and Common Shares Outstanding (Detail) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Oct. 31, 2019		Oct. 31, 2018		Oct. 31, 2017
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 45,721		$ 44,345
Balance at end of year	$ 51,076	[1]	$ 45,721		$ 44,345
Class B Series 16 [member]
Disclosure of classes of share capital [line items]
Balance at end of year (shares)	0
Balance at end of year	$ 0
Dividend declared per share	$ 0		$ 0.64
Class B Series 17 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	5,732,609
Balance at end of year (shares)	0		5,732,609
Balance at end of year	$ 0
Dividend declared per share	$ 0		$ 0.52
Class B Series 25 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	9,425,607
Balance at end of year (shares)	9,425,607		9,425,607
Balance at beginning of year	$ 236
Balance at end of year	$ 236		$ 236
Dividend declared per share	$ 0.45		$ 0.45
Class B Series 26 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	2,174,393
Balance at end of year (shares)	2,174,393		2,174,393
Balance at beginning of year	$ 54
Balance at end of year	$ 54		$ 54
Dividend declared per share	$ 0.70		$ 0.59
Class B Series 27 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	20,000,000
Balance at end of year (shares)	20,000,000		20,000,000
Balance at beginning of year	$ 500
Balance at end of year	$ 500		$ 500
Dividend declared per share	$ 0.98		$ 1.00
Class B Series 29 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	16,000,000
Balance at end of year (shares)	16,000,000		16,000,000
Balance at beginning of year	$ 400
Balance at end of year	$ 400		$ 400
Dividend declared per share	$ 0.96		$ 0.98
Class B Series 31 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	12,000,000
Balance at end of year (shares)	12,000,000		12,000,000
Balance at beginning of year	$ 300
Balance at end of year	$ 300		$ 300
Dividend declared per share	$ 0.95		$ 0.95
Class B Series 33 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	8,000,000
Balance at end of year (shares)	8,000,000		8,000,000
Balance at beginning of year	$ 200
Balance at end of year	$ 200		$ 200
Dividend declared per share	$ 0.95		$ 0.95
Class B Series 35 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	6,000,000
Balance at end of year (shares)	6,000,000		6,000,000
Balance at beginning of year	$ 150
Balance at end of year	$ 150		$ 150
Dividend declared per share	$ 1.25		$ 1.25
Class B Series 36 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	600,000
Balance at end of year (shares)	600,000		600,000
Balance at beginning of year	$ 600
Balance at end of year	$ 600		$ 600
Dividend declared per share	$ 58.50		$ 58.50
Class B Series 38 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	24,000,000
Balance at end of year (shares)	24,000,000		24,000,000
Balance at beginning of year	$ 600
Balance at end of year	$ 600		$ 600
Dividend declared per share	$ 1.21		$ 1.21
Class B Series 40 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	20,000,000
Balance at end of year (shares)	20,000,000		20,000,000
Balance at beginning of year	$ 500
Balance at end of year	$ 500		$ 500
Dividend declared per share	$ 1.13		$ 1.13
Class B Series 42 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	16,000,000
Balance at end of year (shares)	16,000,000		16,000,000
Balance at beginning of year	$ 400
Balance at end of year	$ 400		$ 400
Dividend declared per share	$ 1.10		$ 1.10
Class B Series 44 [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	16,000,000
Balance at end of year (shares)	16,000,000		16,000,000
Balance at beginning of year	$ 400
Balance at end of year	$ 400		$ 400
Dividend declared per share	$ 1.44
Class B Series 46 [member]
Disclosure of classes of share capital [line items]
Balance at end of year (shares)	14,000,000
Balance at end of year	$ 350
Dividend declared per share	$ 0.77
Preferred shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 4,340	[1]	4,240		3,840
Balance at end of year	5,348	[1]	$ 4,340	[1]	$ 4,240
Other Equity Instrument [Member]
Disclosure of classes of share capital [line items]
Balance at end of year	$ 658
Common shares [member]
Disclosure of classes of share capital [line items]
Balance at beginning of year (shares)	639,329,625		647,816,318
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	0		0
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans (Note 20)	902,651		1,513,307
Repurchased for cancellation	(1,000,000)		(10,000,000)
Balance at end of year (shares)	639,232,276		639,329,625		647,816,318
Balance at beginning of year	$ 12,929	[1]	$ 13,032		$ 12,539
Issued under the Shareholder Dividend Reinvestment and Share Purchase Plan	0
Issued/cancelled under the Stock Option Plan and other stock-based compensation plans	62		99
Repurchased for cancellation	(20)	[1]	(202)		(101)
Balance at end of year	$ 12,971	[1]	$ 12,929	[1]	$ 13,032
Dividend declared per share	$ 4.06	[1]	$ 3.78		$ 3.56
Preferred Shares and Other Equity Instruments [Member]
Disclosure of classes of share capital [line items]
Balance at beginning of year	$ 4,340
Balance at end of year	$ 5,348		$ 4,340

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation and for changes in accounting policy (Note 1).